THE GABELLI ASSET FUND
                        THE GABELLI BLUE CHIP VALUE FUND
                        GABELLI GLOBAL SERIES FUNDS, INC.
                             GABELLI GOLD FUND, INC.
                             THE GABELLI GROWTH FUND
                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                            THE GABELLI MATHERS FUND
                           THE GABELLI UTILITIES FUND
                                 (EACH A "FUND")

                       SUPPLEMENT DATED DECEMBER 31, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE "REDEMPTION OF SHARES - BY TELEPHONE OR THE INTERNET" SECTION IN THE FUND'S PROSPECTUS RELATING TO CLASS AAA SHARES.

Fund shares held through an IRA may be redeemed by telephone or the Internet. Investors should consult a tax advisor concerning the current tax rules applicable to IRAs.


Dated: December 31, 2003